Stockholders' equity and dividend payment	12 Months Ended
Dec. 31, 2019
Stockholders' equity and dividend payment [Abstract]
Stockholders' equity and dividend payment
Note 10 – Stockholders’ equity and dividend payment

Stockholders’ equity:

(Dollars in thousands, except per share data)	Common stock	Preferred stock
Issued at December 31, 2017	142,417,407
Restricted stock issued	1,175,136
Retirement of treasury shares	(892,497)
Issued at December 31, 2018	142,700,046
Restricted stock issued	790,571
Conversion of convertible bonds	4,390,025
Retirement of treasury shares	(1,061,241)
Issued at December 31, 2019	146,819,401
Par value	$0.01	$0.01
Shares to be issued assuming conversion of convertible notes due 2021*	31,141,489
Number of shares authorized for issue at December 31, 2019	250,000,000

* Assuming the maximum fundamental change conversion rate.

Common stock

Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Convertible Notes Offering

Please see note 9 for information on the convertible senior notes.

Preferred stock:

Terms and rights of preferred shares will be established by the board when or if such shares would be issued.

Series C Participating Preferred stock

In January 2017, our board of directors adopted a shareholder rights plan (“Rights Plan”) and declared a dividend of one preferred share purchase right (a “Right”) for each outstanding share of common stock, par value $0.01 per share, of DHT to purchase from DHT one ten-thousandth of a share of Series C Junior Participating Preferred Stock, par value $0.01 per share, of DHT at a price of $22.00 per one ten-thousandth of a share of Series C Junior Participating Preferred Stock, subject to adjustment as provided in the Rights Agreement dated as of January 29, 2017 (as the same may be amended from time to time, the “Rights Agreement”), between DHT and American Stock Transfer & Trust Company, LLC, as Rights Agent.  The description and terms of the Rights are set forth in the Rights Agreement. The Rights Plan and the preferred share purchase rights expired on January 28, 2018 in accordance with its and their terms, and have not been replaced or renewed.

Series D Junior Participating Preferred stock

In connection with the Company’s acquisition of BW Group’s VLCC fleet by DHT announced on March 23, 2017, the Company agreed to 15,700 shares of Series D Junior Participating Preferred stock that were mandatorily convertible into 15.7 million shares of DHT common stock subject to DHT shareholder approval.  All outstanding shares of Series D Junior Participating Preferred stock were mandatorily converted into 15.7 million shares of DHT common stock during the second quarter of 2017.

Dividend payment:

Dividend payment as of December 31, 2019:
Payment date:	Total payment	Per share Common
February 26, 2019	$7.1 million	$0.05
May 28, 2019	$11.4 million	$0.08
August 29, 2019	$2.8 million	$0.02
November 14, 2019	$7.3 million	$0.05
Total payment as of December 31, 2019:	$28.7 million	$0.20

Dividend payment as of December 31, 2018:
Payment date:	Total payment	Per share Common
February 28, 2018	$2.9 million	$0.02
May 30, 2018	$2.9 million	$0.02
August 31, 2018	$2.9 million	$0.02
November 23, 2018	$2.9 million	$0.02
Total payment as of December 31, 2018:	$11.5 million	$0.08

Dividend payment as of December 31, 2017:
Payment date:	Total payment	Per share Common
February 22, 2017	$7.6 million	$0.08
May 31, 2017	$10.1 million	$0.08
August 31, 2017	$2.8 million	$0.02
December 6, 2017	$2.8 million	$0.02
Total payment as of December 31, 2017:	$23.3 million	$0.20

On February 25, 2020, DHT paid a dividend of $0.32 per common share to shareholders of record as of February 18, 2020, resulting in a total dividend payment of approximately $47.0 million.